BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2014
Proforma Combined Results of Operations

The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

Year ended March 31,
2012 (Unaudited)
(Yen in millions except per share amounts)
Pro forma net sales	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	214.85
Diluted	214.85

Kyocera Circuit Solutions, Inc. (KCS)
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

Acquisition-related costs of ¥113 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2014.

(Yen in millions)
Cash and cash equivalents	¥3,303
Trade receivables	8,231
Inventories	3,946
Others	910

Total current assets	16,390

Property, plant and equipment	5,413
Intangible assets	3,134
Others	860

Total non-current assets	9,407

Total assets	25,797

Trade notes and accounts payable	5,241
Others	3,202

Total current liabilities	8,443

Non-current liabilities	3,486

Total liabilities	11,929

Total identified assets and liabilities	13,868

Purchase price (Cash)	19,416

Goodwill	¥5,548

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥1,423
Customer relationships	1,200
Others	511

Total	¥3,134

MOTEX Inc.
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

Nichicon Tantalum
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The fair values of the assets acquired and liabilities assumed at the acquisition date are shown in the following table. The pro forma results are not presented as the revenue and earnings were not material.

(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(799)

Working capital	1,342

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,036

Purchase price (less cash acquired)	7,613

Goodwill	¥3,577

Unimerco Group A/S
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

Optrex Corporation
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124